Other Accounts Payable (Details) - Schedule of Other Accounts Payable - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Other Accounts Payable Abstract
Government institutions	$ 42,102	$ 43,955
Accrued expenses and other current liabilities	31,022	42,385
Total	$ 73,124	$ 86,340